Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Inventory, Current	Inventories consisted of the following ($ in millions):

	December 28, 2012	September 28, 2012
Work in progress	$4	$6
Finished goods	40	36

Inventories	$44	$42

Inventories consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Work in progress	$6	$6
Finished goods	36	27

Inventories	$42	$33

Estimated Useful Life Of Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings and related improvements	Up to 40 years

Leasehold improvements	Lesser of remaining term of the lease or economic useful life

Other machinery, equipment and furniture and fixtures	1 to 14 years